Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Available-for-sale securities
Amortized cost, Debt Securities			SFr 596
Amortized cost, before allowance for credit losses, Debt Securities	SFr 791
Debt Securities, Available-for-sale, Allowance for Credit Loss	0
Gross unrealized gains, Debt securities	4		11
Gross unrealized losses, Debt securities	1		0
Fair value, Debt securities	794	SFr 614	607
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities			3
Amortized cost, before allowance for credit losses, Debt Securities	2
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2		3
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities			0
Amortized cost, before allowance for credit losses, Debt Securities	32
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	32		0
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities			593
Amortized cost, before allowance for credit losses, Debt Securities	757
Gross unrealized gains, Debt securities	4		11
Gross unrealized losses, Debt securities	1		0
Fair value, Debt securities	760		604
Bank
Available-for-sale securities
Amortized cost, Debt Securities			595
Amortized cost, before allowance for credit losses, Debt Securities	789
Debt Securities, Available-for-sale, Allowance for Credit Loss	0
Gross unrealized gains, Debt securities	4		10
Gross unrealized losses, Debt securities	1		0
Fair value, Debt securities	792		605
Bank | Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities			1
Amortized cost, before allowance for credit losses, Debt Securities	0
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	0		1
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities			0
Amortized cost, before allowance for credit losses, Debt Securities	32
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	32		0
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities			594
Amortized cost, before allowance for credit losses, Debt Securities	757
Gross unrealized gains, Debt securities	4		10
Gross unrealized losses, Debt securities	1		0
Fair value, Debt securities	SFr 760		SFr 604